PGIM Absolute Return Bond Fund Investment Strategy - PGIM Absolute Return Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund has a flexible investment strategy and invests in a variety of securities and instruments. The Fund also uses a variety of investment techniques in pursuing its investment objective, which may include managing duration, credit quality, yield curve positioning and currency exposure, as well as sector and security selection. Under normal market conditions, the Fund invests at least 80% of its investable assets (net assets plus borrowings for investment purposes, if any) in debt securities (generally referred to as “bonds”) and/or investments that provide exposure to bonds. Investments in bonds may include, but are not limited to: ■mortgage-related securities, including collateralized mortgage-backed obligations or commercial mortgage-backed securities; ■asset-backed securities, including collateralized debt obligations or collateralized loan obligations; ■floating rate loans; ■U.S. and foreign corporate debt obligations; ■U.S. and foreign government debt obligations, including U.S. Government securities; and ■other debt obligations The Fund's investments in debt securities may include both fixed rate and floating rate securities. Investments that provide exposure to bonds include derivative instruments. The Fund may invest in derivative instruments, including futures, forwards, options and swaps, to try to enhance return or to reduce (“hedge”) investment risks. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer as well as an assessment of the issuer’s corporate governance (e.g., ownership structures and board effectiveness). The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The Fund may invest up to 50% of its total assets in debt securities that are rated below investment grade (which are sometimes referred to as “junk bonds”) or, if unrated, of comparable quality at the time of purchase as determined by the Fund's subadviser.